Financial instruments and financial risk management (Details Narrative)	3 Months Ended
Sep. 30, 2021 CAD ($)
Working capital surplus (deficit)	$ 23,843,994
Amount of foreign currency effect in 10% increase (decrease) in US dollor relative to Canadian dollar	$ 72,000